Regulatory Assets and Liabilities (Regulated Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Regulatory Assets [Line Items]
Regulatory Assets, Current	$ 595	$ 339
Regulatory Assets, Long-term	2,832	2,766
Total regulatory assets	3,427	3,105
Deferred income tax regulatory assets
Regulatory Assets [Line Items]
Total regulatory assets	1,227	1,233
TEC capital cost recovery for early retired assets
Regulatory Assets [Line Items]
Total regulatory assets	737	671
Storm cost recovery clauses
Regulatory Assets [Line Items]
Total regulatory assets	613	52
Pension and post-retirement medical plan
Regulatory Assets [Line Items]
Total regulatory assets	395	364
TEC capital cost recovery for retired Polk Unit 1 components
Regulatory Assets [Line Items]
Total regulatory assets	205	0
Deferrals related to derivative instruments
Regulatory Assets [Line Items]
Total regulatory assets	42	88
Cost recovery clauses
Regulatory Assets [Line Items]
Total regulatory assets	33	151
Environmental remediations
Regulatory Assets [Line Items]
Total regulatory assets	29	26
Stranded cost recovery
Regulatory Assets [Line Items]
Total regulatory assets	27	25
NSPI FAM
Regulatory Assets [Line Items]
Total regulatory assets	0	395
Other
Regulatory Assets [Line Items]
Total regulatory assets	$ 119	$ 100